UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Diversified International Fund

Dreyfus Global Real Estate Securities Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
July 31, 2018 (Unaudited)

Description	Shares		Value ($)
Registered Investment Companies - 98.8%
Registered Investment Companies - 98.8%
Dreyfus Emerging Markets Fund, Cl. Y	3,997,673	[a]	41,335,942
Dreyfus International Equity Fund, Cl. Y	8,635,336	[a]	352,753,481
Dreyfus International Small Cap Fund,
Cl. Y	4,039,815	[a]	68,515,253
Dreyfus/Newton International Equity
Fund, Cl. Y	10,375,878	[a]	224,222,726
International Stock Fund, Cl. Y	11,265,602	[a]	213,370,495
Total Investments (cost $647,191,061)	98.8%		900,197,897
Cash and Receivables (Net)	1.2%		10,526,354
Net Assets	100.0%		910,724,251

[a] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Registered Investment
Companies	900,197,897	-	-	900,197,897

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2018, accumulated net unrealized appreciation on investments was $253,006,836, consisting of $253,006,836 gross unrealized appreciation and $0 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
July 31, 2018 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 99.2%
Australia - 4.7%
Dexus	1,160,200	8,674,629
Goodman Group	521,080	3,723,212
Mirvac Group	2,605,022	4,408,186
National Storage REIT	1,334,619	1,694,321
Scentre Group	3,835,560	12,092,828
Vicinity Centres	1,285,580	2,548,796
		33,141,972
Belgium - .4%
Aedifica	31,586	3,013,446
Canada - 2.6%
Allied Properties Real Estate Investment
Trust	116,526	3,802,535
Boardwalk Real Estate Investment Trust	197,790	6,957,659
Chartwell Retirement Residences	441,450	5,198,919
First Capital Realty	153,550	2,393,815
		18,352,928
France - 2.8%
Gecina	43,400	7,404,448
Unibail-Rodamco-Westfield	53,780	11,939,162
		19,343,610
Germany - 5.1%
Deutsche Wohnen	288,510	14,057,670
LEG Immobilien	12,670	1,425,970
Vonovia	410,385	19,865,948
		35,349,588
Hong Kong - 7.9%
CK Asset Holdings	1,588,000	12,146,893
Hang Lung Properties	1,158,100	2,440,735
Hongkong Land Holdings	572,000	4,162,249
Link REIT	949,070	9,405,289
New World Development	3,685,000	5,247,294
Sun Hung Kai Properties	819,210	12,853,989
Swire Properties	865,800	3,417,873
Wharf Real Estate Investment	772,200	5,632,271
		55,306,593
Ireland - .7%
Green REIT	2,898,330	5,104,304
Japan - 10.6%
Activia Properties	1,021	4,559,093

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Japan - 10.6% (continued)
Advance Residence Investment	1,629		4,239,779
Daiwa Office Investment	561		3,418,907
GLP J-REIT	4,214		4,499,646
Japan Excellent	1,313		1,687,887
Japan Hotel REIT Investment	4,297		3,147,865
Japan Real Estate Investment	942		4,930,084
Japan Retail Fund Investment	1,693		3,088,097
Kenedix Office Investment	722		4,386,368
Kenedix Residential Next Investment	634		941,517
Kenedix Retail REIT	188		410,498
LaSalle Logiport REIT	2,262		2,229,543
Mitsubishi Estate	633,000		11,011,522
Mitsui Fudosan	542,100		12,970,220
Orix JREIT	2,018		3,145,221
Sumitomo Realty & Development	174,500		6,389,205
Tokyo Tatemono	223,000		3,000,874
			74,056,326
Luxembourg - .8%
Aroundtown	649,510		5,425,543
Norway - .7%
Entra	331,050	[a]	4,829,660
Singapore - 2.3%
CapitaLand	1,481,900		3,521,641
CapitaLand Mall Trust	1,518,000		2,413,943
CDL Hospitality Trusts	1,579,100		1,882,320
Keppel REIT	2,686,252		2,317,326
Mapletree Logistics Trust	2,410,858		2,232,104
Suntec Real Estate Investment Trust	933,400		1,267,945
UOL Group	422,100		2,224,452
			15,859,731
Spain - 1.3%
Inmobiliaria Colonial Socimi	598,320		6,442,580
Merlin Properties Socimi	189,930		2,807,821
			9,250,401
Sweden - 1.5%
Fabege	350,930		4,968,026
Wihlborgs Fastigheter AB	493,220		5,870,312
			10,838,338
United Kingdom - 5.1%
Assura	4,768,774		3,542,346
Empiric Student Property	1,916,900		2,389,514
Great Portland Estates	490,129		4,607,534
Intu Properties	410,290		939,302
Land Securities Group	476,266		5,896,420

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
United Kingdom - 5.1% (continued)
PRS REIT	1,729,540		2,377,615
Segro	888,649		7,752,132
Shaftesbury	176,140		2,153,132
Tritax Big Box REIT	1,390,470		2,780,009
UNITE Group	271,316		3,117,501
			35,555,505
United States - 52.7%
Alexandria Real Estate Equities	102,350	[b]	13,043,484
American Homes 4 Rent, Cl. A	645,004	[b]	14,280,389
Americold Realty Trust	144,300	[b]	3,103,893
AvalonBay Communities	114,900	[b]	20,320,065
Boston Properties	162,090	[b]	20,347,158
Camden Property Trust	175,530	[b]	16,252,323
CubeSmart	531,410	[b]	16,133,608
CyrusOne	124,780	[b]	7,726,378
Duke Realty	195,182	[b]	5,683,700
Equinix	19,660	[b]	8,636,245
Essex Property Trust	8,950	[b]	2,152,027
Extra Space Storage	73,300	[b]	6,888,001
GGP	260,439	[b]	5,552,559
HCP	332,660	[b]	8,615,894
Healthcare Trust of America, Cl. A	410,890	[b]	11,225,515
Highwoods Properties	207,570	[b]	10,193,763
Hilton Worldwide Holdings	93,900		7,386,174
Invitation Homes	292,255	[b]	6,754,013
Iron Mountain	202,120	[b]	7,096,433
Kilroy Realty	175,718	[b]	12,818,628
Kimco Realty	340,220	[b]	5,678,272
Liberty Property Trust	137,380	[b]	5,888,107
Macerich	79,730	[b]	4,708,854
Mack-Cali Realty	385,460	[b]	7,504,906
Park Hotels & Resorts	295,267	[b]	9,235,952
Prologis	325,870	[b]	21,383,589
Regency Centers	195,468	[b]	12,437,629
Simon Property Group	184,190	[b]	32,456,120
STAG Industrial	176,191	[b]	4,813,538
STORE Capital	146,710	[b]	4,027,189
Sun Communities	87,180	[b]	8,452,973
Sunstone Hotel Investors	660,769	[b]	10,750,712
UDR	213,090	[b]	8,199,703
Ventas	196,251	[b]	11,064,631
VEREIT	1,572,970	[b]	12,001,761

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares	Value ($)
Common Stocks - 99.2% (continued)
United States - 52.7% (continued)
Weingarten Realty Investors		175,113 [b]	5,291,915
			368,106,101
Total Common Stocks (cost $596,108,665)			693,534,046
	7-Day
	Yield (%)
Other Investment - .2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,442,477)	1.89	1,442,477 [c]	1,442,477
Total Investments (cost $597,551,142)		99.4%	694,976,523
Cash and Receivables (Net)		.6%	4,159,853
Net Assets		100.0%	699,136,376

REIT—Real Estate Investment Trust

[a] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities were valued at
$4,829,660 or .69% of net assets.
[b] Investment in real estate investment trust.
[c] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic
Common Stocks	368,106,101	-		-	368,106,101
Equity Securities - Foreign Common
Stocks	-	325,427,945	†	-	325,427,945
Registered Investment Company	1,442,477	-		-	1,442,477
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	75		-	75
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	(66)		-	(66)

†	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Global Real Estate Securities Fund
July 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Citigroup
		United States
Japanese Yen	1,000,000	Dollar	9,009	8/1/18	(66)
United States
Dollar	36,902	Euro	31,500	8/1/18	68
United States		Hong Kong
Dollar	57,339	Dollars	450,000	8/1/18	7
Gross Unrealized Appreciation					75
Gross Unrealized Depreciation					(66)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2018, accumulated net unrealized appreciation on investments was $97,425,381, consisting of $104,213,111 gross unrealized appreciation and $6,787,730 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 17, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)